[Equitable Letterhead]

                                                               September 9, 1999

Filing Desk
United States Securities and
 Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:   Filings -- Rule 497(j)

       Re:   EQ Advisors Trust
             Registration Statement File No. 333-17217 and 811-07953

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment Post-Effective Amendment No. 13 to the Registration Statement, electronically filed with the Securities and Exchange Commission on August 30, 1999.

     If you have any questions or comments, please do not hesitate to contact me at 212/314-5329.

                                                  Sincerely,

                                                  Patricia Louie
                                                  Vice President and Counsel

cc: Dechert Price & Rhoads